Administrative Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Administrative Expenses [Abstract]
Schedule of Administrative Expenses
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020

Audit. legal and accountancy fees	(2,024,611)	(1,355,046)	(635,173)	(125,867)
Employee Stock Option Plan	(1,166,755)	(838,576)	-	-
Payroll Expenses	(880,830)	(254,215)	(10,544)	-
Insurance	(428,947)	-	-	-
Travel Expenses	(102,305)	(52,532)	(332)	-
Amortization	(92,818)	-	-	-
Depreciation	(4,107)	-	-	-
Other office and admin expenses	(108,282)	(22,861)	(174,897)	(2,019)
Total Administrative expenses	$(4,808,655)	$(2,523,230)	$(820,946)	(127,886)